MET INVESTORS SERIES TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015, AS AMENDED JULY 21, 2015,

AUGUST 20, 2015 AND AUGUST 28, 2015

JPMORGAN CORE BOND PORTFOLIO

Effective October 1, 2015, in the section entitled “Appendix C—Portfolio Managers,” the information pertaining to JPMorgan Core Bond Portfolio (the “Portfolio”) is amended to reflect that Douglas Swanson is no longer portfolio manager of the Portfolio. Barbara Miller and Christoper Nauseda will be added as portfolio managers of the Portfolio. As of August 31, 2015 Ms. Miller and Mr. Nauseda beneficially owned no equity securities of the Portfolio.

The disclosure in Appendix C to the SAI with respect to the Portfolio concerning other accounts managed is deleted and replaced in its entirety with the following:

JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio and JPMorgan Small Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nicole Goldberger, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	5	$8,451,655,000	0	N/A
	Other Pooled Investment Vehicles	3	$441,975,000	0	N/A
	Other Accounts	23	$7,937,207,000	0	N/A
Jeffrey A. Geller, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	29	$47,141,904,000	0	N/A
	Other Pooled Investment Vehicles	23	$19,041,444,000	0	N/A
	Other Accounts	5	$5,185,361,000	1	$10,897,000
Michael Feser, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
Jonathan Cummings, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	2	$108,239,000	0	N/A
	Other Pooled Investment Vehicles	33	$4,843,160,000	0	N/A
	Other Accounts	3	$1,277,279,000	3	$427,325,000
Anne Lester, JPMorgan Global Active Allocation	Registered Investment Companies	25	$41,832,595,000	0	N/A
	Other Pooled Investment Vehicles	22	$19,309,673,000	0	N/A
	Other Accounts	6	$555,545,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Grace Koo, Ph.D., JPMorgan Global Active Allocation	Registered Investment Companies	2	$108,239,000	0	N/A
	Other Pooled Investment Vehicles	2	$40,878,000	0	N/A
	Other Accounts	0	N/A	0	N/A
Barbara Miller, JPMorgan Core Bond Portfolio	Registered Investment Companies(1)	1	$45,182,000	0	N/A
	Other Pooled Investment Vehicles(1)	1	$27,646,000	0	N/A
	Other Accounts(1)	40	$1,839,591,000	0	N/A
Peter D. Simons, CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies(1)	12	$12,918,190,000	0	N/A
	Other Pooled Investment Vehicles(1)	5	$10,531,328,000	0	N/A
	Other Accounts(1)	22	$4,952,243,000	1	$35,023,000
Henry Song, CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies(1)	7	$11,876,679,000	0	N/A
	Other Pooled Investment Vehicles(1)	0	N/A	0	N/A
	Other Accounts(1)	24	$4,243,127,000	0	N/A
Christopher Nauseda, JPMorgan Core Bond Portfolio	Registered Investment Companies(1)	3	$34,239,696,000	0	N/A
	Other Pooled Investment Vehicles(1)	1	$172,644,000	0	N/A
	Other Accounts(1)	23	$302,013,000	0	N/A
Dennis Ruhl, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	28	$15,854,304,000	0	N/A
	Other Pooled Investment Vehicles	13	$2,958,742,000	0	N/A
	Other Accounts	15	$1,317,854,000	0	N/A
Phillip Hart, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	17	$7,537,431,000	0	N/A
	Other Pooled Investment Vehicles	5	$835,744,000	0	N/A
	Other Accounts	7	$952,568,000	0	N/A

(1)	Information concerning other accounts managed is as of August 31, 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE